RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	11 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the staff of the Division of Corporation Finance of the Securities and Exchange Commission issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of July 7, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants (including on July 7, 2020, September 30, 2020 and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash or investments held in the trust account.

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of July 7, 2020 (audited)
Warrant Liability	$—	$17,695,600	$17,695,600
Class A Common Stock Subject to Possible Redemption	262,692,170	(17,695,600)	244,996,570
Class A Common Stock	133	177	310
Additional Paid-in Capital	5,000,179	671,724	5,671,903
Accumulated Deficit	(1,000)	(671,901)	(672,901)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$17,081,700	$17,081,700
Class A Common Stock Subject to Possible Redemption	262,636,479	(17,081,700)	245,554,779
Class A Common Stock	134	171	305
Additional Paid-in Capital	5,055,869	57,830	5,113,699
Accumulated Deficit	(56,690)	(58,001)	(114,691)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$30,101,808	$30,101,808
Class A Common Stock Subject to Possible Redemption	260,476,412	(30,101,808)	230,374,604
Common Stock	156	301	457
Additional Paid-in Capital	7,215,914	13,077,808	20,293,722
Accumulated Deficit	(2,216,751)	(13,078,109)	(15,294,860)

Statement of Operations for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$613,900	$613,900
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)
Net loss	(56,690)	(58,001)	(114,691)
Weighted average shares outstanding, Common stock subject to possible redemption	26,269,217	(1,769,560)	24,499,657
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, Common stock	6,869,801	689,966	7,559,767
Basic and diluted net loss per share, Common stock	(0.02)	—	(0.02)

Statement of Operations for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)
Weighted average shares outstanding, Common stock subject to possible redemption	26,261,989	(1,737,369)	24,524,620
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, Common stock	7,273,705	1,010,362	8,269,814
Basic and diluted net loss per share, Common stock	(0.31)	(1.54)	(1.85)

Cash Flow Statement for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(56,690)	(58,001)	(114,691)
Change in fair value of warrant liability	$—	$(613,900)	$(613,900)
Transaction costs associated with Initial Public Offering	—	671,901	671,901
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570
Change in value of Class A common stock subject to possible redemption	(55,691)	613,900	558,209

Cash Flow Statement for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570
Change in value of Class A common stock subject to possible redemption	(2,215,758)	(12,406,208)	(14,621,966)